UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5360

                       OPPENHEIMER MAIN STREET FUNDS, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             Oppenheimerfunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                    Date of reporting period: August 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                 12.7%
--------------------------------------------------------------------------------
Diversified Financial Services                                             8.5
--------------------------------------------------------------------------------
Commercial Banks                                                           8.0
--------------------------------------------------------------------------------
Pharmaceuticals                                                            6.5
--------------------------------------------------------------------------------
Insurance                                                                  5.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                   4.1
--------------------------------------------------------------------------------
Computers & Peripherals                                                    3.9
--------------------------------------------------------------------------------
Health Care Providers & Services                                           3.8
--------------------------------------------------------------------------------
Software                                                                   3.6
--------------------------------------------------------------------------------
Electric Utilities                                                         3.4

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          4.2%
--------------------------------------------------------------------------------
General Electric Co.                                                       3.2
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.6
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            2.3
--------------------------------------------------------------------------------
Johnson & Johnson                                                          2.1
--------------------------------------------------------------------------------
Bank of America Corp.                                                      2.0
--------------------------------------------------------------------------------
Intel Corp.                                                                2.0
--------------------------------------------------------------------------------
Pfizer, Inc.                                                               1.9
--------------------------------------------------------------------------------
Chevron Corp.                                                              1.8
--------------------------------------------------------------------------------
Altria Group, Inc.                                                         1.4



Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.


                        8 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

   Financials                                           23.1%

   Information Technology                               14.0

   Health Care                                          13.4

   Energy                                               13.3

   Industrials                                           9.7

   Consumer Staples                                      8.7

   Consumer Discretionary                                8.6

   Utilities                                             3.6

   Telecommunication Services                            3.4

   Materials                                             2.2

Portfolio holdings and allocations are subject to change. Percentages are as of August 31, 2005, and are based on total market value of common stocks.
--------------------------------------------------------------------------------


                        9 | OPPENHEIMER MAIN STREET FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED AUGUST 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. During its fiscal year ended August 31, 2005, Oppenheimer Main Street Fund produced slightly lower returns than its benchmark, the S&P 500 Index. We attribute the Fund's relative performance primarily to its focus on mega-cap stocks during a time in which large-, mid- and small-cap stocks provided higher returns.

      In March 2004, before the start of the reporting period, the Fund's quantitative models began to indicate that the cycle of small-cap outperformance that began in 1999 would probably end. Therefore, we gradually increased the Fund's weighted average market capitalization from $85.1 billion on February 28, 2004 to $112.2 billion as of November 30, 2004, an increase of 32%. Much of this increase was achieved through greater emphasis on mega-cap stocks. However, smaller stocks produced better performance, and the Fund's emphasis on mega-cap stocks detracted from its relative performance early in the reporting period.

      We subsequently reduced the Fund's weighted average market capitalization in anticipation of seasonal factors that tend to favor smaller stocks. However, instead of increasing the Fund's weighted average market capitalization to its previous level after these seasonal factors ran their course, we continued to move gradually toward a more moderate position. By the end of July, the Fund's weighted average market capitalization had fallen to $96.4 billion. This reduction did not represent a change in strategy; rather, we shifted some assets from the mega-cap category to the large-cap category in order to achieve a better balance relative to the benchmark.

      Weakness related to the Fund's larger weighted average market capitalization early in the reporting period was partially offset by stronger results from the Fund's security selection strategy in 2005. Of the Fund's top 10 contributions to positive performance for the reporting period, six were energy companies that benefited from higher oil and gas prices. The Fund also received positive contributions from the consumer discretionary sector, where we focused on retailers and de-emphasized lagging media companies. Conversely, the health care and financials area detracted modestly from the Fund's relative performance: Of the Fund's bottom 10 performers for the reporting period, five were health care or financial companies that had been the subjects of negative headlines.

      As of the end of the reporting period, our quantitative process has found a larger number of opportunities in the energy and financials sectors, but relatively few in the


                        10 | OPPENHEIMER MAIN STREET FUND
consumer discretionary, information technology and industrials areas. In addition, the fund remains broadly diversified, with approximately 525 holdings as of August 31, 2005.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until August 31, 2005. In the case of Class A, Class B, and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on November 1, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is an unmanaged index of equity securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        11 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

  Oppenheimer Main Street Fund(R)(Class A)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                               Oppenheimer Main Street       S&P 500 Index
                                  Fund(R)(Class A)

    06/30/1995                        9,425                     10,000
    09/30/1995                       10,248                     10,794
    12/31/1995                       10,651                     11,443
    03/31/1996                       11,249                     12,058
    06/30/1996                       11,523                     12,598
    08/31/1996 1                     11,148                     12,296
    11/30/1996                       12,560                     14,353
    02/28/1997                       12,996                     15,065
    05/31/1997                       13,722                     16,245
    08/31/1997                       14,614                     17,291
    11/30/1997                       15,289                     18,445
    02/28/1998                       16,515                     20,336
    05/31/1998                       17,427                     21,225
    08/31/1998                       15,151                     18,696
    11/30/1998                       18,132                     22,813
    02/28/1999                       19,260                     24,354
    05/31/1999                       20,366                     25,689
    08/31/1999                       21,003                     26,138
    11/30/1999                       21,532                     27,579
    02/29/2000                       21,642                     27,210
    05/31/2000                       22,802                     28,378
    08/31/2000                       24,730                     30,400
    11/30/2000                       20,597                     26,414
    02/28/2001                       19,849                     24,980
    05/31/2001                       20,398                     25,385
    08/31/2001                       18,583                     22,990
    11/30/2001                       18,531                     23,188
    02/28/2002                       18,390                     22,606
    05/31/2002                       18,419                     21,873
    08/31/2002                       16,186                     18,855
    11/30/2002                       15,994                     19,360
    02/28/2003                       14,585                     17,480
    05/31/2003                       16,601                     20,108
    08/31/2003                       17,308                     21,128
    11/30/2003                       18,494                     22,280
    02/29/2004                       19,922                     24,210
    05/31/2004                       19,475                     23,792
    08/31/2004                       19,275                     23,546
    11/30/2004                       20,357                     25,142
    02/28/2005                       21,032                     25,897
    05/31/2005                       20,890                     25,750
    08/31/2005                       21,526                     26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year  5.26%     5-Year  -3.88%     10-Year  7.37%


                        12 | OPPENHEIMER MAIN STREET FUND

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class B)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer Main Street        S&P 500 Index
                                 Fund(R)(Class B)

    06/30/1995                       10,000                     10,000
    09/30/1995                       10,850                     10,794
    12/31/1995                       11,256                     11,443
    03/31/1996                       11,867                     12,058
    06/30/1996                       12,134                     12,598
    08/31/1996 1                     11,721                     12,296
    11/30/1996                       13,183                     14,353
    02/28/1997                       13,613                     15,065
    05/31/1997                       14,348                     16,245
    08/31/1997                       15,251                     17,291
    11/30/1997                       15,927                     18,445
    02/28/1998                       17,170                     20,336
    05/31/1998                       18,080                     21,225
    08/31/1998                       15,688                     18,696
    11/30/1998                       18,745                     22,813
    02/28/1999                       19,874                     24,354
    05/31/1999                       20,973                     25,689
    08/31/1999                       21,589                     26,138
    11/30/1999                       22,093                     27,579
    02/29/2000                       22,157                     27,210
    05/31/2000                       23,302                     28,378
    08/31/2000                       25,224                     30,400
    11/30/2000                       20,967                     26,414
    02/28/2001                       20,176                     24,980
    05/31/2001                       20,692                     25,385
    08/31/2001                       18,847                     22,990
    11/30/2001                       18,794                     23,188
    02/28/2002                       18,651                     22,606
    05/31/2002                       18,680                     21,873
    08/31/2002                       16,415                     18,855
    11/30/2002                       16,221                     19,360
    02/28/2003                       14,792                     17,480
    05/31/2003                       16,836                     20,108
    08/31/2003                       17,553                     21,128
    11/30/2003                       18,756                     22,280
    02/29/2004                       20,205                     24,210
    05/31/2004                       19,751                     23,792
    08/31/2004                       19,549                     23,546
    11/30/2004                       20,646                     25,142
    02/28/2005                       21,331                     25,897
    05/31/2005                       21,186                     25,750
    08/31/2005                       21,832                     26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year  5.79%     5-Year  -3.87%     10-Year  7.52%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year from June 30 to August 31.


                        13 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class C)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             Oppenheimer Main Street         S&P 500 Index
                                Fund(R)(Class C)

    06/30/1995                       10,000                     10,000
    09/30/1995                       10,849                     10,794
    12/31/1995                       11,254                     11,443
    03/31/1996                       11,869                     12,058
    06/30/1996                       12,135                     12,598
    08/31/1996 1                     11,726                     12,296
    11/30/1996                       13,184                     14,353
    02/28/1997                       13,618                     15,065
    05/31/1997                       14,349                     16,245
    08/31/1997                       15,252                     17,291
    11/30/1997                       15,931                     18,445
    02/28/1998                       17,179                     20,336
    05/31/1998                       18,088                     21,225
    08/31/1998                       15,695                     18,696
    11/30/1998                       18,749                     22,813
    02/28/1999                       19,879                     24,354
    05/31/1999                       20,984                     25,689
    08/31/1999                       21,595                     26,138
    11/30/1999                       22,099                     27,579
    02/29/2000                       22,169                     27,210
    05/31/2000                       23,309                     28,378
    08/31/2000                       25,237                     30,400
    11/30/2000                       20,978                     26,414
    02/28/2001                       20,181                     24,980
    05/31/2001                       20,697                     25,385
    08/31/2001                       18,823                     22,990
    11/30/2001                       18,733                     23,188
    02/28/2002                       18,553                     22,606
    05/31/2002                       18,547                     21,873
    08/31/2002                       16,267                     18,855
    11/30/2002                       16,044                     19,360
    02/28/2003                       14,606                     17,480
    05/31/2003                       16,592                     20,108
    08/31/2003                       17,266                     21,128
    11/30/2003                       18,409                     22,280
    02/29/2004                       19,799                     24,210
    05/31/2004                       19,318                     23,792
    08/31/2004                       19,083                     23,546
    11/30/2004                       20,118                     25,142
    02/28/2005                       20,739                     25,897
    05/31/2005                       20,564                     25,750
    08/31/2005                       21,150                     26,502

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year  9.83%     5-Year  -3.47%     10-Year  7.19%


                        14 | OPPENHEIMER MAIN STREET FUND

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class N)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer Main Street       S&P 500 Index
                                 Fund(R) (Class N)

    03/01/2001                       10,000                     10,000
    05/31/2001                       10,259                     10,162
    08/31/2001                        9,339                      9,203
    11/30/2001                        9,307                      9,283
    02/28/2002                        9,229                      9,049
    05/31/2002                        9,235                      8,756
    08/31/2002                        8,111                      7,548
    11/30/2002                        8,024                      7,750
    02/28/2003                        7,312                      6,998
    05/31/2003                        8,313                      8,050
    08/31/2003                        8,661                      8,458
    11/30/2003                        9,243                      8,919
    02/29/2004                        9,951                      9,692
    05/31/2004                        9,717                      9,524
    08/31/2004                        9,607                      9,426
    11/30/2004                       10,138                     10,065
    02/28/2005                       10,465                     10,367
    05/31/2005                       10,384                     10,308
    08/31/2005                       10,693                     10,609

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 8/31/05

1-Year  10.30%     5-Year  N/A      Since Inception (3/1/01)  1.50%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year from June 30 to August 31.


                        15 | OPPENHEIMER MAIN STREET FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Fund(R) (Class Y)

      S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              Oppenheimer Main Street        S&P 500 Index
                                 Fund(R) (Class Y)

    11/01/1996                       10,000                     10,000
    11/30/1996                       10,623                     10,755
    02/28/1997                       11,007                     11,288
    05/31/1997                       11,632                     12,172
    08/31/1997                       12,398                     12,957
    11/30/1997                       12,976                     13,821
    02/28/1998                       14,025                     15,238
    05/31/1998                       14,804                     15,904
    08/31/1998                       12,879                     14,009
    11/30/1998                       15,418                     17,094
    02/28/1999                       16,375                     18,249
    05/31/1999                       17,333                     19,249
    08/31/1999                       17,882                     19,585
    11/30/1999                       18,339                     20,666
    02/29/2000                       18,443                     20,389
    05/31/2000                       19,432                     21,264
    08/31/2000                       21,101                     22,779
    11/30/2000                       17,583                     19,792
    02/28/2001                       16,949                     18,718
    05/31/2001                       17,422                     19,021
    08/31/2001                       15,877                     17,226
    11/30/2001                       15,843                     17,375
    02/28/2002                       15,728                     16,939
    05/31/2002                       15,763                     16,389
    08/31/2002                       13,854                     14,128
    11/30/2002                       13,691                     14,507
    02/28/2003                       12,495                     13,098
    05/31/2003                       14,226                     15,067
    08/31/2003                       14,840                     15,831
    11/30/2003                       15,862                     16,695
    02/29/2004                       17,108                     18,141
    05/31/2004                       16,736                     17,828
    08/31/2004                       16,575                     17,643
    11/30/2004                       17,521                     18,839
    02/28/2005                       18,118                     19,405
    05/31/2005                       18,016                     19,295
    08/31/2005                       18,589                     19,858

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 8/31/05

1-Year  12.15%     5-Year  -2.50%     Since Inception (11/1/96)  7.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, SINCE-INCEPTION RETURNS FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                        16 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 2/3/88. Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/3/94. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        17 | OPPENHEIMER MAIN STREET FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        18 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended August 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                        19 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                              BEGINNING        ENDING            EXPENSES
                              ACCOUNT          ACCOUNT           PAID DURING
                              VALUE            VALUE             6 MONTHS ENDED
                              (3/1/05)         (8/31/05)         AUGUST 31, 2005
--------------------------------------------------------------------------------
Class A Actual                $1,000.00        $1,023.50         $4.70
--------------------------------------------------------------------------------
Class A Hypothetical           1,000.00         1,020.57          4.70
--------------------------------------------------------------------------------
Class B Actual                 1,000.00         1,019.50          8.69
--------------------------------------------------------------------------------
Class B Hypothetical           1,000.00         1,016.64          8.68
--------------------------------------------------------------------------------
Class C Actual                 1,000.00         1,019.80          8.49
--------------------------------------------------------------------------------
Class C Hypothetical           1,000.00         1,016.84          8.47
--------------------------------------------------------------------------------
Class N Actual                 1,000.00         1,021.70          6.44
--------------------------------------------------------------------------------
Class N Hypothetical           1,000.00         1,018.85          6.43
--------------------------------------------------------------------------------
Class Y Actual                 1,000.00         1,026.00          2.51
--------------------------------------------------------------------------------
Class Y Hypothetical           1,000.00         1,022.74          2.50

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended August 31, 2005 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.92%
-------------------------------
Class B               1.70
-------------------------------
Class C               1.66
-------------------------------
Class N               1.26
-------------------------------
Class Y               0.49
--------------------------------------------------------------------------------


                        20 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  August 31, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.0%
Autoliv, Inc.                                         16,400     $       729,800
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Ford Motor Co.                                     3,000,426          29,914,247
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                 79,200           3,901,392
                                                                 ---------------
                                                                      33,815,639

--------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                     82,600           3,784,732
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.5%
CBRL Group, Inc.                                      37,500           1,356,000
--------------------------------------------------------------------------------
CEC Entertainment,
Inc. 1                                                65,600           2,249,424
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   21,900           1,344,441
--------------------------------------------------------------------------------
CKE Restaurants, Inc.                                 63,900             747,630
--------------------------------------------------------------------------------
Darden Restaurants, Inc.                             193,700           6,084,117
--------------------------------------------------------------------------------
Hilton Hotels Corp.                                  185,100           4,288,767
--------------------------------------------------------------------------------
International Game
Technology                                           171,800           4,762,296
--------------------------------------------------------------------------------
Isle of Capri
Casinos, Inc. 1                                        7,700             169,323
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                               31,300           1,103,951
--------------------------------------------------------------------------------
Marriott International,
Inc., Cl. A                                          334,600          21,150,066
--------------------------------------------------------------------------------
McDonald's Corp.                                   1,276,300          41,415,935
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                   776,800          32,827,568
--------------------------------------------------------------------------------
Penn National
Gaming, Inc. 1                                        97,800           3,333,024
--------------------------------------------------------------------------------
Starbucks Corp. 1                                     19,400             951,376
--------------------------------------------------------------------------------
Starwood Hotels &
Resorts Worldwide,
Inc.                                                 278,400          16,230,720
--------------------------------------------------------------------------------
Wendy's International,
Inc.                                                  88,100           4,153,034
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    579,400          27,451,972
                                                                 ---------------
                                                                     169,619,644

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
American Greetings
Corp., Cl. A                                          84,500           2,145,455

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
Black & Decker Corp.                                  40,800     $     3,480,240
--------------------------------------------------------------------------------
Cavco Industries, Inc. 1                              13,540             453,996
--------------------------------------------------------------------------------
Centex Corp.                                          60,100           4,071,775
--------------------------------------------------------------------------------
D.R. Horton, Inc.                                    650,066          24,000,437
--------------------------------------------------------------------------------
KB Home                                               42,200           3,129,552
--------------------------------------------------------------------------------
Lennar Corp., Cl. A                                  177,900          11,047,590
--------------------------------------------------------------------------------
MDC Holdings, Inc.                                    28,400           2,169,192
--------------------------------------------------------------------------------
NVR, Inc. 1                                            5,900           5,221,500
--------------------------------------------------------------------------------
Pulte Homes, Inc.                                     63,300           5,456,460
--------------------------------------------------------------------------------
Ryland Group, Inc.
(The)                                                101,100           7,315,596
--------------------------------------------------------------------------------
Standard Pacific Corp.                                48,000           2,108,640
--------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                 57,600           2,767,680
--------------------------------------------------------------------------------
Tupperware Corp.                                      53,100           1,163,952
--------------------------------------------------------------------------------
Whirlpool Corp.                                       34,600           2,631,330
                                                                 ---------------
                                                                      77,163,395

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
eBay, Inc. 1                                         114,600           4,640,154
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co.                                    139,100           3,389,867
--------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                            78,000           1,501,500
--------------------------------------------------------------------------------
Nautilus, Inc. 2                                      87,500           2,251,375
                                                                 ---------------
                                                                       7,142,742

--------------------------------------------------------------------------------
MEDIA--1.9%
Arbitron, Inc.                                        20,200             848,400
--------------------------------------------------------------------------------
Catalina Marketing
Corp.                                                 21,200             507,528
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               903,255          27,775,091
--------------------------------------------------------------------------------
Discovery Holding
Co., Cl. A 1                                          37,740             571,384
--------------------------------------------------------------------------------
Gannett Co., Inc.                                     74,000           5,381,280
--------------------------------------------------------------------------------
Getty Images, Inc. 1                                  30,300           2,593,377
--------------------------------------------------------------------------------
Liberty Media Corp.,
Cl. A 1                                               60,900             506,079
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                           472,400          22,779,128
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               65,700           1,064,997
--------------------------------------------------------------------------------
NTL, Inc. 1                                            6,400             408,832


                        21 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley Corp. 1                                12,000     $       771,480
--------------------------------------------------------------------------------
Time Warner, Inc.                                  4,721,500          84,609,280
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                1,353,676          46,011,447
--------------------------------------------------------------------------------
Walt Disney Co. (The)                              1,044,600          26,313,474
                                                                 ---------------
                                                                     220,141,777

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.4%
Dillard's, Inc., Cl. A                               109,200           2,458,092
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                         516,300          35,614,374
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                        690,200          33,564,426
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      581,900          19,540,202
--------------------------------------------------------------------------------
Target Corp.                                       1,312,800          70,563,000
                                                                 ---------------
                                                                     161,740,094

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Abercrombie & Fitch
Co., Cl. A                                            46,700           2,596,987
--------------------------------------------------------------------------------
Advance Auto Parts,
Inc. 1                                                82,000           4,996,260
--------------------------------------------------------------------------------
American Eagle
Outfitters, Inc.                                     196,000           5,611,480
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                   211,500           4,401,315
--------------------------------------------------------------------------------
Barnes & Noble, Inc. 1                                59,000           2,228,430
--------------------------------------------------------------------------------
bebe stores, inc.                                     22,200             522,144
--------------------------------------------------------------------------------
Bed Bath & Beyond,
Inc. 1                                               547,400          22,197,070
--------------------------------------------------------------------------------
Best Buy Co., Inc.                                   498,100          23,739,446
--------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B                             329,437           2,075,453
--------------------------------------------------------------------------------
Borders Group, Inc.                                   57,300           1,308,159
--------------------------------------------------------------------------------
Building Materials
Holding Corp.                                         21,300           1,991,124
--------------------------------------------------------------------------------
Children's Place
Retail Stores, Inc. 1                                 38,300           1,566,853
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                   249,800           4,219,122
--------------------------------------------------------------------------------
Electronics Boutique
Holdings Corp. 1                                      51,800           3,320,380
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      909,500          17,289,595
--------------------------------------------------------------------------------
Home Depot, Inc.                                   2,248,600          90,663,552

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Limited Brands, Inc.                                  27,600     $       606,648
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    648,100          41,679,311
--------------------------------------------------------------------------------
Men's Wearhouse,
Inc. (The) 1                                          99,750           3,040,380
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                168,800           6,127,440
--------------------------------------------------------------------------------
Movie Gallery, Inc.                                   59,600           1,072,204
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 145,100           4,353,000
--------------------------------------------------------------------------------
Pacific Sunwear of
California, Inc. 1                                    83,700           1,998,756
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                  37,700           1,747,772
--------------------------------------------------------------------------------
Staples, Inc.                                        650,350          14,281,686
--------------------------------------------------------------------------------
Tiffany & Co.                                         81,800           3,060,956
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 612,400          12,805,284
--------------------------------------------------------------------------------
Too, Inc. 1                                           50,300           1,340,998
--------------------------------------------------------------------------------
Weight Watchers
International, Inc. 1                                 33,400           1,890,774
--------------------------------------------------------------------------------
Zale Corp. 1                                          77,700           2,167,830
                                                                 ---------------
                                                                     284,900,409

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Coach, Inc. 1                                        537,700          17,846,263
--------------------------------------------------------------------------------
Nike, Inc., Cl. B                                     75,100           5,926,141
--------------------------------------------------------------------------------
Timberland Co., Cl. A 1                              128,400           4,235,916
                                                                 ---------------
                                                                      28,008,320

--------------------------------------------------------------------------------
CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------
BEVERAGES--2.2%
Anheuser-Busch
Cos., Inc.                                           254,400          11,272,464
--------------------------------------------------------------------------------
Brown-Forman
Corp., Cl. B                                          14,000             792,820
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                2,594,300         114,149,200
--------------------------------------------------------------------------------
Coca-Cola
Enterprises, Inc.                                     37,400             835,890
--------------------------------------------------------------------------------
Pepsi Bottling Group,
Inc. (The)                                           287,900           8,487,292
--------------------------------------------------------------------------------
PepsiCo, Inc.                                      2,269,530         124,483,721
                                                                 ---------------
                                                                     260,021,387


                        22 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
7-Eleven, Inc. 1                                      63,300     $     1,793,922
--------------------------------------------------------------------------------
Albertson's, Inc. 2                                  182,900           3,681,777
--------------------------------------------------------------------------------
Costco Wholesale
Corp.                                                199,100           8,648,904
--------------------------------------------------------------------------------
Kroger Co. (The) 1                                   663,200          13,091,568
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                               51,500           2,183,600
--------------------------------------------------------------------------------
Safeway, Inc.                                        574,600          13,635,258
--------------------------------------------------------------------------------
SUPERVALU, Inc.                                      156,100           5,432,280
--------------------------------------------------------------------------------
Sysco Corp.                                           88,900           2,967,482
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              2,358,300         106,029,168
--------------------------------------------------------------------------------
Walgreen Co.                                         685,100          31,740,683
--------------------------------------------------------------------------------
Whole Foods
Market, Inc.                                           3,800             491,188
                                                                 ---------------
                                                                     189,695,830

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Archer-Daniels-
Midland Co.                                        1,733,600          39,023,336
--------------------------------------------------------------------------------
Campbell Soup Co.                                     27,400             805,560
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc.                                   92,700           2,336,040
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      35,100           1,296,594
--------------------------------------------------------------------------------
General Mills, Inc.                                  530,100          24,448,212
--------------------------------------------------------------------------------
Hershey Co. (The)                                    402,700          23,795,543
--------------------------------------------------------------------------------
Kellogg Co.                                           33,600           1,523,088
--------------------------------------------------------------------------------
Pilgrim's Pride
Corp., Cl. B                                         134,200           4,549,380
--------------------------------------------------------------------------------
Sara Lee Corp.                                       111,100           2,110,900
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. 1                                7,020             211,302
                                                                 ---------------
                                                                     100,099,955

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                188,700           9,906,750
--------------------------------------------------------------------------------
Energizer Holdings,
Inc. 1                                               112,800           7,320,720
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                                 360,300          22,453,896
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                          2,487,800         138,023,144
                                                                 ---------------
                                                                     177,704,510

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Avon Products, Inc.                                  168,500     $     5,530,170
--------------------------------------------------------------------------------
Gillette Co.                                       1,720,600          92,688,722
                                                                 ---------------
                                                                      98,218,892

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                 2,260,400         159,810,280
--------------------------------------------------------------------------------
Loews Corp./
Carolina Group                                        55,900           2,158,299
--------------------------------------------------------------------------------
Reynolds American,
Inc.                                                 247,600          20,783,544
                                                                 ---------------
                                                                     182,752,123

--------------------------------------------------------------------------------
ENERGY--13.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.5%
Baker Hughes, Inc.                                   180,000          10,575,000
--------------------------------------------------------------------------------
Cal Dive
International, Inc. 1                                 72,500           4,528,350
--------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc.                                       102,000           6,024,120
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                   89,500           4,195,760
--------------------------------------------------------------------------------
Halliburton Co.                                       69,600           4,313,112
--------------------------------------------------------------------------------
Helmerich & Payne, Inc.                               98,800           5,870,696
--------------------------------------------------------------------------------
Precision Drilling Corp. 1                           109,500           5,135,306
--------------------------------------------------------------------------------
Transocean, Inc. 1                                   364,500          21,520,080
--------------------------------------------------------------------------------
Universal Compression
Holdings, Inc. 1                                       8,800             362,560
                                                                 ---------------
                                                                      62,524,984

--------------------------------------------------------------------------------
OIL & GAS--12.7%
Amerada Hess Corp.                                   168,800          21,454,480
--------------------------------------------------------------------------------
Anadarko Petroleum
Corp.                                                551,600          50,123,892
--------------------------------------------------------------------------------
Apache Corp.                                         539,400          38,631,828
--------------------------------------------------------------------------------
Burlington
Resources, Inc.                                      873,600          64,462,944
--------------------------------------------------------------------------------
Cabot Oil & Gas
Corp., Cl. A                                          21,100             911,309
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                       426,240          20,995,116
--------------------------------------------------------------------------------
Chesapeake Energy
Corp.                                                211,200           6,676,032
--------------------------------------------------------------------------------
Chevron Corp.                                      3,357,460         206,148,044


                        23 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
ConocoPhillips                                     1,862,482     $   122,812,063
--------------------------------------------------------------------------------
CONSOL Energy, Inc.                                   47,000           3,275,900
--------------------------------------------------------------------------------
Devon Energy Corp.                                 1,008,700          61,298,699
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  558,400          35,642,672
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  8,230,596         493,012,700
--------------------------------------------------------------------------------
Forest Oil Corp. 1                                    43,100           1,937,345
--------------------------------------------------------------------------------
Frontier Oil Corp.                                    74,300           2,723,095
--------------------------------------------------------------------------------
Holly Corp.                                           32,900           1,853,586
--------------------------------------------------------------------------------
Houston
Exploration Co. 1                                     38,000           2,238,200
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     350,109          30,820,095
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                  168,100          16,048,507
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   743,100          47,788,761
--------------------------------------------------------------------------------
Murphy Oil Corp.                                     218,500          11,941,025
--------------------------------------------------------------------------------
Newfield
Exploration Co. 1                                    121,800           5,751,396
--------------------------------------------------------------------------------
Noble Energy, Inc.                                    51,500           4,539,210
--------------------------------------------------------------------------------
Occidental Petroleum
Corp.                                                640,800          53,205,624
--------------------------------------------------------------------------------
Paramount Resources
Ltd., Cl. A 1                                      1,170,900          28,467,355
--------------------------------------------------------------------------------
Peabody Energy Corp.                                  21,500           1,540,905
--------------------------------------------------------------------------------
Pogo Producing Co.                                    48,900           2,738,400
--------------------------------------------------------------------------------
Premcor, Inc.                                        201,600          18,807,869
--------------------------------------------------------------------------------
Remington Oil
& Gas Corp. 1                                         11,400             439,242
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                       21,200             730,764
--------------------------------------------------------------------------------
Stone Energy Corp. 1                                  13,700             717,743
--------------------------------------------------------------------------------
Sunoco, Inc.                                         155,200          11,283,040
--------------------------------------------------------------------------------
Swift Energy Co. 1                                    50,300           2,310,279
--------------------------------------------------------------------------------
Talisman Energy, Inc.                                424,300          20,713,689
--------------------------------------------------------------------------------
Tesoro Corp.                                         154,800           8,947,440
--------------------------------------------------------------------------------
Trilogy Energy Trust                                 532,000           8,828,946
--------------------------------------------------------------------------------
Valero Energy Corp.                                  355,000          37,807,500
--------------------------------------------------------------------------------
Vintage Petroleum, Inc.                              123,800           4,757,634
--------------------------------------------------------------------------------
Williams Cos., Inc.
(The)                                              1,115,700          25,036,308
                                                                 ---------------
                                                                   1,477,419,637

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--22.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Bank of New York
Co., Inc. (The)                                      504,300     $    15,416,451
--------------------------------------------------------------------------------
Mellon Financial Corp.                               110,600           3,588,970
--------------------------------------------------------------------------------
Northern Trust Corp.                                  67,900           3,384,136
                                                                 ---------------
                                                                      22,389,557

--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.0%
AmSouth Bancorp                                      194,100           5,108,712
--------------------------------------------------------------------------------
Astoria Financial Corp.                              171,250           4,783,013
--------------------------------------------------------------------------------
Bank of America Corp.                              5,408,312         232,719,665
--------------------------------------------------------------------------------
BB&T Corp.                                           559,900          22,715,143
--------------------------------------------------------------------------------
Comerica, Inc.                                       313,200          18,945,468
--------------------------------------------------------------------------------
Compass Bancshares,
Inc.                                                  58,900           2,757,109
--------------------------------------------------------------------------------
Downey Financial
Corp.                                                 30,900           1,958,442
--------------------------------------------------------------------------------
Fifth Third Bancorp                                  259,400          10,741,754
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                      256,300          15,631,737
--------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                145,200           4,610,100
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                      49,400           1,185,106
--------------------------------------------------------------------------------
Indymac Mortgage
Holdings, Inc.                                       160,000           6,372,800
--------------------------------------------------------------------------------
KeyCorp                                            1,088,200          36,041,184
--------------------------------------------------------------------------------
M&T Bank Corp.                                       273,500          29,160,570
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.                              270,000          11,817,900
--------------------------------------------------------------------------------
National City Corp.                                  980,000          35,897,400
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                 518,500          29,155,255
--------------------------------------------------------------------------------
Regions Financial Corp.                              514,525          16,835,258
--------------------------------------------------------------------------------
Sterling Financial Corp. 1                             8,700             335,559
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 644,800          45,316,544
--------------------------------------------------------------------------------
SVB Financial Group 1                                 45,200           2,126,208
--------------------------------------------------------------------------------
Toronto-Dominion
Bank (The)                                            65,969           3,113,077
--------------------------------------------------------------------------------
U.S. Bancorp                                       3,123,370          91,264,871
--------------------------------------------------------------------------------
UnionBanCal Corp.                                    154,500          10,470,465
--------------------------------------------------------------------------------
Wachovia Corp.                                     2,461,400         122,134,668


                        24 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Washington
Mutual, Inc.                                       1,177,300     $    48,952,134
--------------------------------------------------------------------------------
Wells Fargo & Co.                                  1,965,600         117,189,072
--------------------------------------------------------------------------------
Zions Bancorp                                        111,600           7,796,376
                                                                 ---------------
                                                                     935,135,590

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--8.5%
American Capital
Strategies Ltd. 2                                    166,700           6,289,591
--------------------------------------------------------------------------------
American Express Co.                                 947,000          52,312,280
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  275,600           6,873,464
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc. (The)                                           343,200          34,491,600
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                      372,900          30,667,296
--------------------------------------------------------------------------------
CIT Group, Inc.                                      192,300           8,707,344
--------------------------------------------------------------------------------
Citigroup, Inc.                                    6,227,546         272,579,688
--------------------------------------------------------------------------------
Franklin Resources, Inc.                             375,800          30,229,352
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                    369,900          41,125,482
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                               4,025,596         136,427,448
--------------------------------------------------------------------------------
Legg Mason, Inc.                                      57,100           5,968,663
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                       541,900          57,257,154
--------------------------------------------------------------------------------
MBNA Corp.                                         1,307,900          32,959,080
--------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.                                        1,440,900          82,361,844
--------------------------------------------------------------------------------
Moody's Corp.                                        280,400          13,770,444
--------------------------------------------------------------------------------
Morgan Stanley                                     1,528,400          77,749,708
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                    854,300          39,126,940
--------------------------------------------------------------------------------
Providian Financial
Corp. 1                                              138,400           2,574,240
--------------------------------------------------------------------------------
Schwab (Charles)
Corp.                                              2,823,200          38,197,896
--------------------------------------------------------------------------------
SLM Corp.                                            400,000          19,900,000
                                                                 ---------------
                                                                     989,569,514

--------------------------------------------------------------------------------
INSURANCE--5.1%
ACE Ltd.                                             324,100          14,393,281
--------------------------------------------------------------------------------
AFLAC, Inc.                                          225,900           9,763,398

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Allstate Corp.                                     1,150,700     $    64,680,847
--------------------------------------------------------------------------------
American
International
Group, Inc.                                        2,455,705         145,377,736
--------------------------------------------------------------------------------
AmerUs Group Co.                                     111,600           6,173,712
--------------------------------------------------------------------------------
Aon Corp.                                             84,700           2,534,224
--------------------------------------------------------------------------------
Assurant, Inc.                                       127,800           4,770,774
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  61,600           2,186,184
--------------------------------------------------------------------------------
Chubb Corp.                                          462,600          40,227,696
--------------------------------------------------------------------------------
Cincinnati Financial
Corp.                                                 14,645             600,152
--------------------------------------------------------------------------------
Fidelity National
Financial, Inc.                                      224,184           8,770,078
--------------------------------------------------------------------------------
First American
Corp. (The)                                          177,000           7,364,970
--------------------------------------------------------------------------------
Hartford Financial
Services Group,
Inc. (The)                                           563,000          41,127,150
--------------------------------------------------------------------------------
HCC Insurance
Holdings, Inc.                                       120,450           3,209,993
--------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                 28,900           1,437,197
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                                 63,100           3,730,472
--------------------------------------------------------------------------------
Lincoln National Corp.                                49,200           2,439,828
--------------------------------------------------------------------------------
Loews Corp.                                          449,700          39,434,193
--------------------------------------------------------------------------------
Marsh & McLennan
Cos., Inc.                                            64,000           1,795,200
--------------------------------------------------------------------------------
MBIA, Inc.                                            75,300           4,365,141
--------------------------------------------------------------------------------
MetLife, Inc.                                        925,900          45,350,582
--------------------------------------------------------------------------------
Old Republic
International Corp.                                   86,500           2,177,205
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                               18,100           1,098,670
--------------------------------------------------------------------------------
Progressive Corp.                                    306,900          29,588,229
--------------------------------------------------------------------------------
Protective Life Corp.                                 30,100           1,235,003
--------------------------------------------------------------------------------
Prudential Financial,
Inc.                                                 752,400          48,431,988
--------------------------------------------------------------------------------
Reinsurance Group
of America, Inc.                                      13,900             596,449
--------------------------------------------------------------------------------
Safeco Corp.                                         171,100           8,921,154
--------------------------------------------------------------------------------
St. Paul Travelers Cos.,
Inc. (The)                                           942,900          40,554,129


                        25 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
StanCorp Financial
Group, Inc.                                           44,100     $     3,565,485
--------------------------------------------------------------------------------
Universal American
Financial Corp. 1                                     34,700             796,365
                                                                 ---------------
                                                                     586,697,485

--------------------------------------------------------------------------------
REAL ESTATE--0.0%
CB Richard Ellis
Group, Inc., Cl. A 1                                  42,000           2,047,920
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide
Financial Corp.                                      850,200          28,728,258
--------------------------------------------------------------------------------
Fannie Mae                                           956,800          48,835,072
--------------------------------------------------------------------------------
Freddie Mac                                          737,100          44,506,098
--------------------------------------------------------------------------------
Fremont General Corp.                                 82,600           1,884,932
--------------------------------------------------------------------------------
MGIC Investment
Corp.                                                 47,900           2,990,397
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 39,400           1,594,124
--------------------------------------------------------------------------------
Radian Group, Inc.                                    51,000           2,610,180
                                                                 ---------------
                                                                     131,149,061

--------------------------------------------------------------------------------
HEALTH CARE--13.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
Amgen, Inc. 1                                        992,600          79,308,740
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                     185,200           3,981,800
--------------------------------------------------------------------------------
Genentech, Inc. 1                                    149,100          14,006,454
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                              135,000           5,805,000
--------------------------------------------------------------------------------
Invitrogen Corp. 1                                    29,800           2,524,954
--------------------------------------------------------------------------------
Wyeth                                              1,247,700          57,132,183
                                                                 ---------------
                                                                     162,759,131

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.5%
Bausch & Lomb, Inc.                                   29,000           2,197,910
--------------------------------------------------------------------------------
Baxter International, Inc.                           770,200          31,062,166
--------------------------------------------------------------------------------
Becton, Dickinson
& Co.                                                633,100          33,320,053
--------------------------------------------------------------------------------
Boston Scientific Corp. 1                            332,100           8,926,848
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                               45,900           2,019,600
--------------------------------------------------------------------------------
Guidant Corp.                                        247,000          17,448,080

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Haemonetics Corp. 1                                   27,900     $     1,239,876
--------------------------------------------------------------------------------
Medtronic, Inc.                                    1,434,200          81,749,400
--------------------------------------------------------------------------------
Mentor Corp.                                          30,200           1,588,520
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                               36,100           1,007,190
                                                                 ---------------
                                                                     180,559,643

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.8%
Aetna, Inc.                                          388,000          30,911,960
--------------------------------------------------------------------------------
American
Healthways, Inc. 1                                    65,400           2,857,980
--------------------------------------------------------------------------------
AmerisourceBergen
Corp.                                                 72,100           5,383,707
--------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                           55,000             690,250
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                209,300          12,476,373
--------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                  443,800          20,738,774
--------------------------------------------------------------------------------
CIGNA Corp.                                          363,600          41,930,352
--------------------------------------------------------------------------------
Community Health
Systems, Inc. 1                                       29,000           1,068,070
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                               92,600           5,357,836
--------------------------------------------------------------------------------
Genesis HealthCare
Corp. 1                                               37,500           1,503,750
--------------------------------------------------------------------------------
HCA, Inc.                                            807,200          39,794,960
--------------------------------------------------------------------------------
Health Net, Inc. 1                                    71,600           3,301,476
--------------------------------------------------------------------------------
Humana, Inc. 1                                       165,000           7,946,400
--------------------------------------------------------------------------------
Kindred Healthcare,
Inc. 1                                                77,900           2,383,740
--------------------------------------------------------------------------------
LCA-Vision, Inc.                                      63,750           2,616,938
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                              98,700           4,178,958
--------------------------------------------------------------------------------
McKesson Corp.                                       740,000          34,535,800
--------------------------------------------------------------------------------
Medco Health
Solutions, Inc. 1                                    574,029          28,282,409
--------------------------------------------------------------------------------
PacifiCare Health
Systems, Inc. 1                                       83,100           6,264,078
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                         33,800           2,505,594
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                              419,900          20,986,602
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      33,400           2,247,820
--------------------------------------------------------------------------------
Sunrise Senior
Living, Inc. 1                                        22,400           1,330,336
--------------------------------------------------------------------------------
Triad Hospitals, Inc. 1                               72,700           3,499,778


                        26 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES Continued
UnitedHealth
Group, Inc.                                        2,020,784     $   104,070,376
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                    25,500             611,745
--------------------------------------------------------------------------------
WellChoice, Inc. 1                                    61,400           4,365,540
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    655,400          48,663,450
                                                                 ---------------
                                                                     440,505,052

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.5%
Abbott Laboratories                                1,569,500          70,831,535
--------------------------------------------------------------------------------
Allergan, Inc.                                       284,100          26,151,405
--------------------------------------------------------------------------------
Barr Pharmaceuticals,
Inc. 1                                               146,000           6,659,060
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                         1,792,900          43,872,263
--------------------------------------------------------------------------------
Eli Lilly & Co.                                      464,500          25,556,790
--------------------------------------------------------------------------------
Johnson & Johnson                                  3,852,944         244,238,120
--------------------------------------------------------------------------------
Medicis Pharmaceutical
Corp., Cl. A                                          74,700           2,540,547
--------------------------------------------------------------------------------
Merck & Co., Inc.                                  4,050,700         114,351,261
--------------------------------------------------------------------------------
Pfizer, Inc.                                       8,817,345         224,577,777
                                                                 ---------------
                                                                     758,778,758

--------------------------------------------------------------------------------
INDUSTRIALS--9.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.6%
Boeing Co.                                           965,000          64,674,300
--------------------------------------------------------------------------------
General Dynamics
Corp.                                                233,800          26,791,142
--------------------------------------------------------------------------------
Goodrich Corp.                                       117,900           5,402,178
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                  380,700          14,573,196
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                696,100          43,325,264
--------------------------------------------------------------------------------
Northrop Grumman
Corp.                                                780,700          43,789,463
--------------------------------------------------------------------------------
Precision Castparts
Corp.                                                 82,800           8,005,104
--------------------------------------------------------------------------------
Raytheon Co.                                         636,300          24,955,686
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                               110,300           5,308,739
--------------------------------------------------------------------------------
United Technologies
Corp.                                              1,265,200          63,260,000
                                                                 ---------------
                                                                     300,085,072

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
FedEx Corp.                                          294,200     $    23,959,648
--------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                 109,300           7,748,277
                                                                 ---------------
                                                                      31,707,925

--------------------------------------------------------------------------------
AIRLINES--0.0%
Alaska Air Group, Inc. 1                              69,600           2,346,912
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.3%
American Standard
Cos., Inc.                                           214,600           9,785,760
--------------------------------------------------------------------------------
Masco Corp.                                          533,400          16,364,712
--------------------------------------------------------------------------------
USG Corp. 1,2                                         94,300           5,926,755
                                                                 ---------------
                                                                      32,077,227

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Apollo Group,
Inc., Cl. A 1                                         65,100           5,120,766
--------------------------------------------------------------------------------
Cendant Corp.                                        511,000          10,393,740
--------------------------------------------------------------------------------
Corporate Executive
Board Co.                                             11,300             912,701
--------------------------------------------------------------------------------
Donnelley (R.R.)
& Sons Co.                                           122,400           4,572,864
--------------------------------------------------------------------------------
Equifax, Inc.                                         76,200           2,517,648
--------------------------------------------------------------------------------
Labor Ready, Inc. 1                                   25,100             570,272
--------------------------------------------------------------------------------
PHH Corp. 1                                           43,930           1,328,443
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                    48,300           2,088,975
--------------------------------------------------------------------------------
Republic Services, Inc.                              142,400           5,159,152
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                   34,000           1,145,120
--------------------------------------------------------------------------------
Waste Management,
Inc.                                                 429,600          11,783,928
                                                                 ---------------
                                                                      45,593,609

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.0%
Washington Group
International, Inc. 1                                 40,000           2,113,600
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Emerson Electric Co.                                 251,400          16,914,192
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                      81,900           4,262,076
--------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                27,200             966,688
                                                                 ---------------
                                                                      22,142,956


                        27 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.1%
3M Co.                                             1,251,500     $    89,044,225
--------------------------------------------------------------------------------
General Electric Co.                              10,929,400         367,337,134
--------------------------------------------------------------------------------
Textron, Inc.                                        273,000          19,464,900
                                                                 ---------------
                                                                     475,846,259

--------------------------------------------------------------------------------
MACHINERY--1.0%
Caterpillar, Inc.                                    892,800          49,541,472
--------------------------------------------------------------------------------
Cummins, Inc.                                         29,100           2,516,277
--------------------------------------------------------------------------------
Deere & Co.                                           79,500           5,197,710
--------------------------------------------------------------------------------
Flowserve Corp. 1                                     53,200           1,975,848
--------------------------------------------------------------------------------
Harsco Corp.                                          24,100           1,413,465
--------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                            217,700          17,333,274
--------------------------------------------------------------------------------
ITT Industries, Inc.                                  68,300           7,452,896
--------------------------------------------------------------------------------
Joy Global, Inc.                                      73,700           3,522,860
--------------------------------------------------------------------------------
Mueller Industries, Inc.                              22,800             597,588
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    9,200             369,012
--------------------------------------------------------------------------------
Paccar, Inc.                                         198,850          13,935,408
--------------------------------------------------------------------------------
Pall Corp.                                            24,900             712,140
--------------------------------------------------------------------------------
SPX Corp.                                             51,200           2,331,648
--------------------------------------------------------------------------------
Terex Corp. 1                                         29,000           1,414,620
--------------------------------------------------------------------------------
Toro Co. (The)                                       143,200           5,560,456
                                                                 ---------------
                                                                     113,874,674

--------------------------------------------------------------------------------
ROAD & RAIL--0.7%
Burlington Northern
Santa Fe Corp.                                       699,300          37,076,886
--------------------------------------------------------------------------------
CNF Transportation, Inc.                             100,600           5,077,282
--------------------------------------------------------------------------------
CSX Corp.                                            341,500          15,002,095
--------------------------------------------------------------------------------
Laidlaw International,
Inc.                                                 131,200           3,247,200
--------------------------------------------------------------------------------
Norfolk Southern
Corp.                                                590,800          21,038,388
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                           86,000           1,714,840
--------------------------------------------------------------------------------
Yellow Roadway Corp. 1                                41,290           1,934,437
                                                                 ---------------
                                                                      85,091,128

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
GATX Corp.                                            67,900           2,751,987

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS Continued
WESCO International,
Inc. 1                                                70,900     $     2,460,230
                                                                 ---------------
                                                                       5,212,217

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
ADTRAN, Inc.                                          54,800           1,414,936
--------------------------------------------------------------------------------
Brocade
Communications
Systems, Inc. 1                                      687,200           2,741,928
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              7,478,300         131,767,646
--------------------------------------------------------------------------------
Corning, Inc. 1                                      979,200          19,544,832
--------------------------------------------------------------------------------
Motorola, Inc.                                     3,136,900          68,635,372
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       772,175          30,663,069
                                                                 ---------------
                                                                     254,767,783

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Apple Computer, Inc. 1                             1,535,000          72,037,550
--------------------------------------------------------------------------------
Dell, Inc. 1                                       4,066,900         144,781,640
--------------------------------------------------------------------------------
EMC Corp. 1                                        1,379,200          17,736,512
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                2,283,800          63,398,288
--------------------------------------------------------------------------------
International Business
Machines Corp.                                     1,609,000         129,717,580
--------------------------------------------------------------------------------
NCR Corp. 1                                          196,500           6,724,230
--------------------------------------------------------------------------------
Palm, Inc. 1                                          24,400             833,992
--------------------------------------------------------------------------------
Storage Technology
Corp. 1                                              164,400           6,074,580
--------------------------------------------------------------------------------
Western Digital Corp. 1                              545,000           7,548,250
                                                                 ---------------
                                                                     448,852,622

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
Agilent Technologies,
Inc. 1                                               202,900           6,525,264
--------------------------------------------------------------------------------
Amphenol Corp., Cl. A                                190,900           8,096,069
                                                                 ---------------
                                                                      14,621,333

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.6%
EarthLink, Inc. 1                                    367,400           3,585,824
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                112,800          32,260,800
--------------------------------------------------------------------------------
Internet Security
Systems, Inc. 1                                      105,000           2,385,600


                        28 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES Continued
United Online, Inc.                                  267,900     $     3,490,737
--------------------------------------------------------------------------------
Websense, Inc. 1                                      58,300           2,908,587
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                       616,500          20,554,110
                                                                 ---------------
                                                                      65,185,658

--------------------------------------------------------------------------------
IT SERVICES--0.3%
Automatic Data
Processing, Inc.                                      58,100           2,483,775
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      29,200             592,760
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                 10,400             212,056
--------------------------------------------------------------------------------
Electronic Data
Systems Corp.                                        550,400          12,328,960
--------------------------------------------------------------------------------
First Data Corp.                                     394,500          16,391,475
--------------------------------------------------------------------------------
Fiserv, Inc. 1                                        94,500           4,240,215
--------------------------------------------------------------------------------
Global Payments, Inc.                                 10,700             703,846
--------------------------------------------------------------------------------
Paychex, Inc.                                         88,300           3,013,679
                                                                 ---------------
                                                                      39,966,766

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.2%
Applied Materials, Inc.                            1,170,000          21,422,700
--------------------------------------------------------------------------------
ATMI, Inc. 1                                          15,200             468,616
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                              183,100           7,964,850
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         24,100             807,350
--------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. B 1                                        130,666           3,146,437
--------------------------------------------------------------------------------
Intel Corp.                                        9,037,600         232,447,072
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                 79,300           1,665,300
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       8,400             426,384
--------------------------------------------------------------------------------
LSI Logic Corp. 1                                    250,300           2,412,892
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                    318,600           5,371,596
--------------------------------------------------------------------------------
Micrel, Inc. 1                                       117,100           1,475,460
--------------------------------------------------------------------------------
National
Semiconductor Corp.                                  178,800           4,457,484
--------------------------------------------------------------------------------
NVIDIA Corp. 1                                        13,300             408,044
--------------------------------------------------------------------------------
Photronics, Inc. 1                                    47,200             980,344
--------------------------------------------------------------------------------
Texas Instruments, Inc.                            2,856,400          93,347,152
                                                                 ---------------
                                                                     376,801,681

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE--3.6%
Activision, Inc. 1                                   116,100     $     2,594,835
--------------------------------------------------------------------------------
Autodesk, Inc.                                        62,500           2,700,000
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                       13,600             217,736
--------------------------------------------------------------------------------
Compuware Corp. 1                                    261,600           2,370,096
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      27,800           1,136,186
--------------------------------------------------------------------------------
Hyperion Solutions
Corp. 1                                               11,100             481,407
--------------------------------------------------------------------------------
McAfee, Inc. 1                                       184,100           5,642,665
--------------------------------------------------------------------------------
Microsoft Corp.                                   11,231,700         307,748,580
--------------------------------------------------------------------------------
Oracle Corp. 1                                     6,301,700          81,733,049
--------------------------------------------------------------------------------
Parametric
Technology Corp. 1                                   386,400           2,341,584
--------------------------------------------------------------------------------
Symantec Corp. 1                                     109,818           2,303,982
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                     400,300           7,605,700
                                                                 ---------------
                                                                     416,875,820

--------------------------------------------------------------------------------
MATERIALS--2.2%
--------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                         171,800           3,693,700
--------------------------------------------------------------------------------
Air Products &
Chemicals, Inc.                                      253,700          14,054,980
--------------------------------------------------------------------------------
Ashland, Inc.                                         40,400           2,455,916
--------------------------------------------------------------------------------
Dow Chemical Co.                                     972,700          42,020,640
--------------------------------------------------------------------------------
E.I. DuPont de
Nemours & Co.                                      1,283,600          50,792,052
--------------------------------------------------------------------------------
Eastman Chemical Co.                                  93,600           4,489,992
--------------------------------------------------------------------------------
Engelhard Corp.                                       63,300           1,800,885
--------------------------------------------------------------------------------
FMC Corp. 1                                           84,800           4,830,208
--------------------------------------------------------------------------------
Monsanto Co.                                         180,200          11,503,968
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 364,300          22,943,614
--------------------------------------------------------------------------------
Praxair, Inc.                                         76,300           3,685,290
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      553,100          24,010,071
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   12,300             594,213
                                                                 ---------------
                                                                     186,875,529

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                 16,900           1,903,616
--------------------------------------------------------------------------------
Eagle Materials,
Inc., Cl. B                                           58,396           6,298,593


                        29 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued
Martin Marietta
Materials, Inc.                                       58,500     $     4,230,720
--------------------------------------------------------------------------------
Vulcan Materials Co.                                  50,200           3,606,870
                                                                 ---------------
                                                                      16,039,799

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Crown Holdings, Inc. 1                               212,000           3,580,680
--------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                               315,500           8,139,900
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        26,500             514,365
                                                                 ---------------
                                                                      12,234,945

--------------------------------------------------------------------------------
METALS & MINING--0.3%
Alcoa, Inc.                                           35,600             953,724
--------------------------------------------------------------------------------
Carpenter Technology
Corp.                                                 52,300           2,913,110
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold,
Inc., Cl. B                                           17,000             716,890
--------------------------------------------------------------------------------
Nucor Corp.                                          116,500           6,579,920
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   199,000          21,398,470
--------------------------------------------------------------------------------
Quanex Corp.                                          49,100           3,020,141
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                          33,400           1,603,200
                                                                 ---------------
                                                                      37,185,455

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Louisiana-Pacific Corp.                              125,400           3,171,366
--------------------------------------------------------------------------------
Potlatch Corp.                                        44,000           2,376,000
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                      24,900           1,618,998
                                                                 ---------------
                                                                       7,166,364

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
Alltel Corp.                                         357,600          22,167,624
--------------------------------------------------------------------------------
BellSouth Corp.                                    1,810,700          47,603,303
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     238,400           8,558,560
--------------------------------------------------------------------------------
MCI, Inc.                                              3,100              79,484
--------------------------------------------------------------------------------
SBC Communications,
Inc.                                               2,237,500          53,879,000
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                3,565,432          92,451,652

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Verizon
Communications, Inc.                               4,247,010     $   138,919,697
                                                                 ---------------
                                                                     363,659,320

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
AT&T Corp.                                         1,544,400          30,393,792
--------------------------------------------------------------------------------
Telephone &
Data Systems, Inc.,
Special Shares                                         8,000             308,000
                                                                 ---------------
                                                                      30,701,792

--------------------------------------------------------------------------------
UTILITIES--3.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.4%
American Electric
Power Co., Inc.                                      911,300          33,882,134
--------------------------------------------------------------------------------
CenterPoint Energy,
Inc.                                                 185,900           2,641,639
--------------------------------------------------------------------------------
Cinergy Corp.                                         61,700           2,717,268
--------------------------------------------------------------------------------
CMS Energy Corp. 1                                   156,900           2,526,090
--------------------------------------------------------------------------------
Constellation Energy
Group, Inc.                                          249,400          14,652,250
--------------------------------------------------------------------------------
Dominion Resources,
Inc.                                                 338,000          25,850,240
--------------------------------------------------------------------------------
Duke Energy Corp.                                  1,066,900          30,929,431
--------------------------------------------------------------------------------
Edison International,
Inc.                                                 922,500          41,540,175
--------------------------------------------------------------------------------
Entergy Corp.                                        290,200          21,738,882
--------------------------------------------------------------------------------
Exelon Corp.                                         954,600          51,443,394
--------------------------------------------------------------------------------
FirstEnergy Corp.                                    367,900          18,773,937
--------------------------------------------------------------------------------
FPL Group, Inc.                                      533,100          22,971,279
--------------------------------------------------------------------------------
NRG Energy, Inc. 1                                   106,900           4,278,138
--------------------------------------------------------------------------------
PG&E Corp.                                           835,800          31,359,216
--------------------------------------------------------------------------------
PPL Corp.                                            366,600          11,716,536
--------------------------------------------------------------------------------
Progress Energy, Inc.                                 53,400           2,327,706
--------------------------------------------------------------------------------
Progress Energy, Inc.,
Contingent Value
Obligation 1,3                                       680,100              68,010
--------------------------------------------------------------------------------
Public Service
Enterprise Group, Inc.                               458,100          29,570,355
--------------------------------------------------------------------------------
Southern Co.                                         252,500           8,686,000


                        30 | OPPENHEIMER MAIN STREET FUND

                                                                           VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
TXU Corp.                                             355,300    $    34,471,206
                                                                 ---------------
                                                                     392,143,886

--------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                    145,800          4,314,222
--------------------------------------------------------------------------------
ONEOK, Inc.                                            88,900          3,022,600
--------------------------------------------------------------------------------
Sempra Energy                                         358,400         16,063,488
--------------------------------------------------------------------------------
UGI Corp.                                              49,000          1,354,850
                                                                 ---------------
                                                                      24,755,160

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.0%
Energy East Corp.                                      47,500          1,245,450
                                                                 ---------------
Total Common Stocks
(Cost $9,404,815,463)                                             11,554,886,677

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp.,
Dividend Equalization
Preferred Shares 1,3
(Cost $0)                                             100,000                800

                                                        UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Dime Bancorp, Inc.
Wts., Exp. 1/2/10 1                                   485,800             83,072
--------------------------------------------------------------------------------
Lucent Technologies,
Inc. Wts., Exp
12/10/07 1                                             68,554             56,900
                                                                 ---------------
Total Rights, Warrants
and Certificates (Cost $0)                                               139,972

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.4%

Undivided interest of 3.98% in joint
repurchase agreement (Principal Amount/
Value $1,184,643,000, with a maturity value
of $1,184,759,490) with UBS Warburg LLC, 3.54%,
dated 8/31/05, to be repurchased at $47,133,634
on 9/1/05, collateralized by Federal National
Mortgage Assn., 6%, 4/1/35, with
a value of $1,209,814,832
(Cost $47,129,000)                               $ 47,129,000         47,129,000

                                                    PRINCIPAL              VALUE
                                                       AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
Total Investments, at Value
(excluding Investments Purchased
with Cash Collateral from
Securities Loaned)
(Cost $9,451,944,463)                                            $11,602,156,449
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.1%
--------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--0.0%
Allstate Life Insurance
Co., 3.70%, 9/1/05 4                             $  1,000,000          1,000,000
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
Undivided interest of 0.96% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,098,958) with
Cantor Fitzgerald Securities, 3.5625%, dated 8/31/05,
to be repurchased at $9,593,228 on 9/1/05,
collateralized by U.S. Agency Mortgages,
0.00%--9.572%, 3/8/06--11/1/44,
with a value of
$1,019,815,443 4                                    9,592,279          9,592,279
--------------------------------------------------------------------------------
MASTER FLOATING NOTES--0.0%
Bear Stearns, 3.75%,
9/1/05 4                                              500,000            500,000
                                                                 ---------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $11,092,279)                                                    11,092,279

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $9,463,036,742)                                    99.7%    11,613,248,728
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                        0.3         33,623,956
                                                --------------------------------
NET ASSETS                                              100.0%   $11,646,872,684
                                                ================================


                        31 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of Notes to Financial
Statements.

3. Illiquid security. The aggregate value of illiquid securities as of August 31, 2005 was $68,810, which represents 0.00% of the Fund's net assets. See Note 6 of Notes to Financial Statements.

4. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of Notes to Financial Statements.

Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2005. There were no affiliate securities held by the Fund as of August 31, 2005. Transactions during the period in which the issuer was an affiliate are as follows:

                                SHARES           GROSS                GROSS              SHARES
                       AUGUST 31, 2004       ADDITIONS           REDUCTIONS     AUGUST 31, 2005
-----------------------------------------------------------------------------------------------
Frontier Oil Corp.*          1,510,700          61,300**          1,497,700              74,300

                                                 VALUE             DIVIDEND            REALIZED
                                            SEE NOTE 1               INCOME                GAIN
-----------------------------------------------------------------------------------------------
Frontier Oil Corp.*                                $--*             $176,030         $7,733,775

* No longer an affiliate as of August 31, 2005.

** Shares acquired as result of stock split.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        32 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value (including securities loaned of $11,027,306)
(cost $9,463,036,742)--see accompanying statement of investments                  $11,613,248,728
--------------------------------------------------------------------------------------------------
Cash                                                                                    5,483,682
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       95,147,967
Interest and dividends                                                                 27,291,195
Other                                                                                     230,416
                                                                                  ----------------
Total assets                                                                       11,741,401,988

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                             11,092,279
--------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                         221
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                  52,488,317
Shares of capital stock redeemed                                                       22,835,261
Distribution and service plan fees                                                      4,730,760
Transfer and shareholder servicing agent fees                                           1,990,711
Shareholder communications                                                              1,029,112
Directors' compensation                                                                   206,864
Other                                                                                     155,779
                                                                                  ----------------
Total liabilities                                                                      94,529,304

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $11,646,872,684
                                                                                  ================

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                              $     3,248,879
--------------------------------------------------------------------------------------------------
Additional paid-in capital                                                         10,197,945,756
--------------------------------------------------------------------------------------------------
Accumulated net investment income                                                      66,534,667
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (771,070,063)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                       2,150,213,445
                                                                                  ----------------
NET ASSETS                                                                        $11,646,872,684
                                                                                  ================


                        33 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,810,713,842
and 215,875,222 shares of capital stock outstanding)                                         $36.18
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                                                       $38.39
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,968,828,381 and 56,266,796 shares
of capital stock outstanding)                                                                $34.99
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,206,335,113 and 34,484,027 shares
of capital stock outstanding)                                                                $34.98
----------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $177,463,237 and 4,969,072 shares
of capital stock outstanding)                                                                $35.71
----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $483,532,111 and 13,292,791 shares of capital stock outstanding)                          $36.38

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        34 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2005

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $142,135)          $ 270,968,578
--------------------------------------------------------------------------------
Interest                                                              2,561,927
--------------------------------------------------------------------------------
Portfolio lending fees                                                  470,980
                                                                  --------------
Total investment income                                             274,001,485

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      54,594,891
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              18,999,287
Class B                                                              22,913,693
Class C                                                              12,466,560
Class N                                                                 841,653
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                              15,183,327
Class B                                                               5,192,591
Class C                                                               2,408,106
Class N                                                                 499,310
Class Y                                                                 324,320
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                               1,350,204
Class B                                                                 677,941
Class C                                                                 197,884
Class N                                                                  12,752
--------------------------------------------------------------------------------
Directors' compensation                                                 194,976
--------------------------------------------------------------------------------
Custodian fees and expenses                                             113,397
--------------------------------------------------------------------------------
Other                                                                   543,830
                                                                  --------------
Total expenses                                                      136,514,722
Less reduction to custodian expenses                                    (28,334)
                                                                  --------------
Net expenses                                                        136,486,388

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               137,515,097


                        35 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS  Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                $  552,568,927
Foreign currency transactions                                                   3,169,832
                                                                           ---------------
Net realized gain                                                             555,738,759
------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                   607,769,971
Translation of assets and liabilities denominated in foreign currencies          (730,064)
                                                                           ---------------
Net change in unrealized appreciation                                         607,039,907

------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $1,300,293,763
                                                                           ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        36 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED AUGUST 31,                                                    2005                2004
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                         $   137,515,097     $    59,524,857
--------------------------------------------------------------------------------------------------
Net realized gain                                                 555,738,759       1,310,210,960
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             607,039,907         (72,947,699)
                                                              ------------------------------------
Net increase in net assets resulting from operations            1,300,293,763       1,296,788,118

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                           (92,759,936)        (47,938,253)
Class B                                                            (6,840,949)                 --
Class C                                                            (6,104,306)                 --
Class N                                                            (1,600,231)           (486,743)
Class Y                                                            (9,431,972)         (4,473,289)

--------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                          (330,754,330)       (415,275,359)
Class B                                                          (825,679,905)       (688,965,854)
Class C                                                          (158,653,723)        (71,809,797)
Class N                                                            10,302,309          62,792,249
Class Y                                                          (138,236,214)         91,154,911

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                        (259,465,494)        221,785,983
--------------------------------------------------------------------------------------------------
Beginning of period                                            11,906,338,178      11,684,552,195
                                                              ------------------------------------
End of period (including accumulated net investment income
of $66,534,667 and $45,932,414, respectively)
                                                              $11,646,872,684     $11,906,338,178
                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED AUGUST 31,                       2005             2004              2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    32.78       $    29.62        $    27.90       $    32.15       $    45.41
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .47 1            .26               .22              .16              .14
Net realized and unrealized gain (loss)                 3.34             3.10              1.69            (4.29)          (11.18)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                        3.81             3.36              1.91            (4.13)          (11.04)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.41)            (.20)             (.19)            (.07)            (.12)
Distributions from net realized gain                      --               --                --             (.05)           (2.10)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.41)            (.20)             (.19)            (.12)           (2.22)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    36.18       $    32.78        $    29.62       $    27.90       $    32.15
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     11.68%           11.37%             6.93%          (12.90)%         (24.85)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $7,810,714       $7,384,256        $7,033,312       $6,443,983       $7,320,747
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $7,759,230       $7,521,103        $6,310,359       $7,203,226       $7,954,409
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                   1.36%            0.75%             0.87%            0.52%            0.47%
Total expenses                                          0.92% 4          0.93% 4,5         0.97% 4          0.99% 4          0.86% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%              76%               94%              78%              76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER MAIN STREET FUND

CLASS B     YEAR ENDED AUGUST 31,                       2005             2004              2003             2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    31.67       $    28.68        $    27.04       $    31.34       $    44.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .20 1           (.21)             (.13)            (.20)            (.13)
Net realized and unrealized gain (loss)                 3.21             3.20              1.77            (4.05)          (10.93)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                        3.41             2.99              1.64            (4.25)          (11.06)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.09)              --                --               --               --
Distributions from net realized gain                      --               --                --             (.05)           (2.10)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.09)              --                --             (.05)           (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    34.99       $    31.67        $    28.68       $    27.04       $    31.34
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.79%           10.43%             6.06%          (13.58)%         (25.39)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,968,829       $2,558,206        $2,941,765       $3,510,800       $5,404,510
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $2,295,269       $2,884,434        $2,964,666       $4,607,653       $6,630,335
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.59%           (0.10)%            0.04%           (0.25)%          (0.29)%
Total expenses                                          1.72% 4          1.78% 4,5         1.81% 4          1.75% 4          1.61% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%              76%               94%              78%              76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED AUGUST 31,                       2005             2004               2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    31.71       $    28.69         $    27.03      $    31.33       $    44.50
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             .21 1           (.03)                --            (.11)            (.11)
Net realized and unrealized gain (loss)                 3.22             3.05               1.66           (4.14)          (10.96)
                                                  ----------------------------------------------------------------------------------
Total from investment operations                        3.43             3.02               1.66           (4.25)          (11.07)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    (.16)              --                 --              --               --
Distributions from net realized gain                      --               --                 --            (.05)           (2.10)
                                                  ----------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.16)              --                 --            (.05)           (2.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $    34.98       $    31.71         $    28.69      $    27.03       $    31.33
                                                  ==================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     10.83%           10.53%              6.14%         (13.58)%         (25.42)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $1,206,335       $1,241,930         $1,188,826      $1,198,517       $1,562,452
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $1,250,845       $1,278,659         $1,111,131      $1,432,566       $1,825,540
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            0.62%           (0.01)%             0.09%          (0.24)%          (0.29)%
Total expenses                                          1.67% 4          1.70% 4,5          1.74% 4         1.75% 4          1.61% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   79%              76%                94%             78%              76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER MAIN STREET FUND

CLASS N     YEAR ENDED AUGUST 31,                      2005           2004           2003           2002           2001 1
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  32.39       $  29.33       $  27.72       $  32.09       $  34.36
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .35 2          .15            .20            .12            .02
Net realized and unrealized gain (loss)                3.30           3.05           1.65          (4.31)         (2.29)
                                                   ----------------------------------------------------------------------
Total from investment operations                       3.65           3.20           1.85          (4.19)         (2.27)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.33)          (.14)          (.24)          (.13)            --
Distributions from net realized gain                     --             --             --           (.05)            --
                                                   ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.33)          (.14)          (.24)          (.18)            --
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  35.71       $  32.39       $  29.33       $  27.72       $  32.09
                                                   ======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    11.30%         10.93%          6.78%        (13.15)%        (6.61)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $177,463       $150,955       $ 79,188       $ 43,464       $  7,641
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $168,866       $122,478       $ 60,950       $ 28,141       $  2,672
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  1.02%          0.38%          0.65%          0.28%          0.36%
Total expenses                                         1.26%          1.31%          1.23%          1.24%          1.16%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5          N/A 5,6       1.18%           N/A 5          N/A 5
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  79%            76%            94%            78%            76%

1. For the period from March 1, 2001 (inception of offering) to August 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                        41 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED AUGUST 31,                     2005           2004           2003           2002           2001
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $  32.93       $  29.75       $  28.02       $  32.28       $  45.64
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .64 1          .34            .11            .19            .17
Net realized and unrealized gain (loss)               3.34           3.13           1.86          (4.28)        (11.22)
                                                  -----------------------------------------------------------------------
Total from investment operations                      3.98           3.47           1.97          (4.09)        (11.05)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.53)          (.29)          (.24)          (.12)          (.21)
Distributions from net realized gain                    --             --             --           (.05)         (2.10)
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.53)          (.29)          (.24)          (.17)         (2.31)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  36.38       $  32.93       $  29.75       $  28.02       $  32.28
                                                  =======================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   12.15%         11.69%          7.11%        (12.74)%       (24.76)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $483,532       $570,991       $441,460       $225,298       $225,475
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $496,349       $558,130       $242,029       $227,835       $239,222
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.82%          1.07%          1.01%          0.74%          0.60%
Total expenses                                        0.53%          0.60%          0.87%          0.92%          0.79% 4
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5          N/A 5         0.83%          0.78%          0.73%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 79%            76%            94%            78%            76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Added since August 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.

5. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        42 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily


                        43 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such


                        44 | OPPENHEIMER MAIN STREET FUND
class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
     UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
     NET INVESTMENT       LONG-TERM                   LOSS    FOR FEDERAL INCOME
     INCOME                    GAIN     CARRYFORWARD 1,2,3          TAX PURPOSES
     ---------------------------------------------------------------------------
     $66,708,960                $--           $669,112,569        $2,048,256,170

1. As of August 31, 2005, the Fund had $669,112,569 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of August 31, 2005, details of the capital loss carryforward were as follows:

                        EXPIRING
                        -----------------------------
                        2011             $669,112,569

2. During the fiscal year ended August 31, 2005, the Fund utilized $557,605,412 of capital loss carryforward to offset capital gains realized in that fiscal year. a

      a. Includes $489,935 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

3. During the fiscal year ended August 31, 2004, the Fund utilized $941,293,880 of capital loss carryforward to offset capital gains realized in that fiscal year. b

      b. Includes $485,908 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Trinity Core Fund.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for August 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                REDUCTION TO            INCREASE TO
                                 ACCUMULATED        ACCUMULATED NET
          INCREASE TO         NET INVESTMENT          REALIZED LOSS
          PAID-IN CAPITAL             INCOME         ON INVESTMENTS
          ---------------------------------------------------------
          $489,585                  $175,450               $314,135


                        45 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended August 31, 2005 and August 31, 2004 was as follows:

                                         YEAR ENDED          YEAR ENDED
                                    AUGUST 31, 2005     AUGUST 31, 2004
       ----------------------------------------------------------------
       Distributions paid from:
       Ordinary income                 $116,737,394         $52,898,285

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

       Federal tax cost of securities             $9,564,994,238
       Federal tax cost of other investments             (39,358)
                                                  ---------------
       Total federal tax cost                     $9,564,954,880
                                                  ===============
       Gross unrealized appreciation              $2,207,793,783
       Gross unrealized depreciation                (159,537,613)
                                                  ---------------
       Net unrealized appreciation                $2,048,256,170
                                                  ===============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

                        46 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 840 million shares of $.01 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                 YEAR ENDED AUGUST 31, 2005          YEAR ENDED AUGUST 31, 2004
                                 SHARES              AMOUNT          SHARES              AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                         42,130,880     $ 1,462,992,163      44,245,000     $ 1,438,726,778
Dividends and/or
distributions reinvested      2,447,641          85,153,420       1,388,214          44,020,257
Acquisition-note 8                   --                  --         484,771          14,962,004
Redeemed                    (53,958,588)     (1,878,899,913)    (58,289,882)     (1,912,984,398)
                            --------------------------------------------------------------------
Net decrease                 (9,380,067)    $  (330,754,330)    (12,171,897)    $  (415,275,359)
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS B
Sold                          6,104,800     $   205,311,660       9,896,057     $   310,880,353
Dividends and/or
distributions reinvested        186,907           6,324,963              --                  --
Acquisition-note 8                   --                  --         345,711          10,354,684
Redeemed                    (30,807,076)     (1,037,316,528)    (32,038,724)     (1,010,200,891)
                            --------------------------------------------------------------------
Net decrease                (24,515,369)    $  (825,679,905)    (21,796,956)    $  (688,965,854)
                            ====================================================================


                        47 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK Continued

                               YEAR ENDED AUGUST 31, 2005        YEAR ENDED AUGUST 31, 2004
                                 SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------
CLASS C
Sold                          3,496,633     $ 117,639,447       5,098,506     $ 160,379,276
Dividends and/or
distributions reinvested        155,120         5,247,695              --                --
Acquisition-note 8                   --                --         367,578        11,042,894
Redeemed                     (8,335,048)     (281,540,865)     (7,733,394)     (243,231,967)
                            ----------------------------------------------------------------
Net decrease                 (4,683,295)    $(158,653,723)     (2,267,310)    $ (71,809,797)
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                          1,948,358     $  66,956,350       2,668,652     $  86,070,838
Dividends and/or
distributions reinvested         45,108         1,553,077          15,059           473,180
Acquisition-note 8                   --                --         677,940        20,916,882
Redeemed                     (1,684,370)      (58,207,118)     (1,401,462)      (44,668,651)
                            ----------------------------------------------------------------
Net increase                    309,096     $  10,302,309       1,960,189     $  62,792,249
                            ================================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                         11,089,312     $ 389,600,005      15,199,324     $ 503,145,210
Dividends and/or
distributions reinvested        270,489         9,431,944         140,639         4,469,511
Acquisition-note 8                   --                --           5,635           171,061
Redeemed                    (15,404,677)     (537,268,163)    (12,846,991)     (416,630,871)
                            ----------------------------------------------------------------
Net increase (decrease)      (4,044,876)    $(138,236,214)      2,498,607     $  91,154,911
                            ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2005, were as follows:

                                        PURCHASES               SALES
        -------------------------------------------------------------
        Investment securities      $9,303,864,885     $10,673,571,824

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million, and 0.45% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                        48 | OPPENHEIMER MAIN STREET FUND
account fee. For the year ended August 31, 2005, the Fund paid $23,806,119 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at August 31, 2005 for Class B, Class C and Class N shares were $32,557,336, $30,308,364 and $2,553,011, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.


                        49 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                           CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A      CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END        DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
-----------------------------------------------------------------------------------------------------
August 31, 2005         $2,610,498         $32,005       $4,850,040         $127,421         $128,293
-----------------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of August 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                              CONTRACT    VALUATION AS OF
                             EXPIRATION         AMOUNT         AUGUST 31,        UNREALIZED
CONTRACT DESCRIPTION               DATE         (000S)               2005      DEPRECIATION
-------------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar [CAD]            9/1/05          47CAD            $39,358              $221

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of August 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                        50 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of August 31, 2005, the Fund had on loan securities valued at $11,027,306. Collateral of $11,092,279 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND

OPPENHEIMER TRINITY CORE FUND. On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Trinity Core Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Trinity Core Fund shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.253882 for Class A, 0.253734 for Class B, 0.254265 for Class C, 0.254948 for
Class N and 0.261826 for Class Y of the Fund to one share of Oppenheimer Trinity Core Fund), 172,551; 87,563; 62,625; 25,461 and 5,604 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $5,214,489, $2,561,203, $1,833,025, $761,793 and $170,083 in exchange for the net assets, resulting in combined Class A net assets of $7,168,850,638, Class B net assets of $2,939,047,258, Class C net assets of $1,205,256,245, Class N net assets of $81,166,505 and Class Y net assets of $465,470,533 on September 4, 2003. The net assets acquired included net unrealized appreciation of $1,073,398 and unused capital loss carryforward of $2,604,388 potential utilization subject to tax limitation. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND. On October 16, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund shareholders on October 10, 2003. The Fund issued (at an exchange ratio of 0.254787 for Class A, 0.260413 for Class B, 0.260086 for Class C,
0.256107 for Class N and 0.258975 for Class Y of the Fund to one share of Oppenheimer Select Managers Mercury Advisors S&P 500 Index Fund), 312,220; 258,148; 304,963; 652,479


                        51 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. ACQUISITIONS OF OPPENHEIMER TRINITY CORE FUND AND OPPENHEIMER SELECT MANAGERS MERCURY ADVISORS S&P 500 INDEX FUND Continued

and 31 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $9,747,515, $7,793,481, $9,209,869, $20,155,089 and $978 in exchange for the net assets, resulting in combined Class A net assets of $7,382,484,399, Class B net assets of $2,980,592,414, Class C net assets of $1,240,922,954, Class N net assets of $107,133,453 and Class Y net assets of $474,429,948 on October 16, 2003. The net assets acquired included net unrealized appreciation of $497,974 and no unused capital loss carryforward. The exchange qualified as a tax-free reorganization for federal income tax purposes.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        52 | OPPENHEIMER MAIN STREET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MAIN STREET FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Fund, a series of Oppenheimer Main Street Funds, Inc., including the statement of investments, as of August 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Fund as of August 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
October 17, 2005


                        53 | OPPENHEIMER MAIN STREET FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.4118, $0.0924, $0.1597, $0.3281 and $0.5285 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 3, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      Dividends, if any, paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended August 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $261,552,326 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                        54 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        55 | OPPENHEIMER MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that were available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board was aware that there are alternatives to retaining the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Nikolaos Monoyios and Marc Reinganum and the Manager's Equity Growth investment team and analysts. Mr. Monoyios and Mr. Reinganum have been primarily responsible for the day-to-day management of the Fund's investments since April 1998 and October 2003, respectively. Mr. Monoyios is a Certified Financial Analyst and a Senior Vice President of the Manager and a Vice President of the Fund. Mr. Reinganum is a Vice President of the Fund and of the Manager. Mr. Monoyios has had over 27 years


                        56 | OPPENHEIMER MAIN STREET FUND
of experience and Mr. Reinganum has had over 25 years of experience managing equity investments and they are both portfolio managers and officers of other portfolios in the OppenheimerFunds complex.

      The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other large-cap core funds advised by other investment advisers. The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year, three-year and five-year performance were all better than its peer group average. However, its ten-year performance was below its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other large-cap core funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board considered that the Fund has recently experienced moderate asset growth and that, based on current asset levels, the Fund has passed its last management fee breakpoint.


                        57 | OPPENHEIMER MAIN STREET FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel, both to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations and considerations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates from the Fund are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        58 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                         CO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman (since 2003)             Company (since 1991), Centennial State Mortgage Company (since 1994), and The El
and Director (since 1999)         Paso Mortgage Company (since 1993); Chairman of the following private companies:
Age: 68                           Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
                                  Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and
                                  Harry Bradley Foundation, Inc. (nonprofit organization) (since 2002); former
                                  Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency)
                                  (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                  (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology
                                  Corporation (computer equipment company) (1991-2003) and International Family
                                  Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January
                                  1991). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Director (since 1993)             equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 74                           of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                  Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                  1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                  A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management Corporation
Director (since 1998)             (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 69                           Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                                  MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager
                                  (September 1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Director (since 2001)             June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 67                           Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                  Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                  Group (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Director (since 1990)             Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 63                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003);
                                  Chairman and Director (until October 1996) and President and Chief Executive Officer
                                  (until October 1995) of the Manager; President, Chief


                        59 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                    Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
Continued                         ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                  Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Director (since 1996)             Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 64                           companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Director (since 2002)             (since February 2000); Director of The California Endowment (philanthropic
Age: 58                           organization) (since April 2002); Director of Community Hospital of Monterey
                                  Peninsula (since February 2002); Director of American Funds' Emerging Markets Growth
                                  Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                  Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                                  Suisse First Boston's Sprout venture capital unit (venture capital fund)
                                  (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company)
                                  (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April
                                  1989-June 2004); Member of the investment committee of Hartford Hospital
                                  (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization) (since August
Director (since 2002)             2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 61                           (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                  U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                  of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                  Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                  and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Director (since 2001)             (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 63                           company) (since 1996), the Springfield Library and Museum Association (museums)
                                  (since 1995) and the Community Music School of Springfield (music school) (since
                                  1996); Chairman and Trustee (since 2003) and Chairman of the Investment Committee
                                  (since 1994) of the Worcester Polytech Institute (private university); President and
                                  Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January
                                  1999-July 1999); Member of the Investment Committee of the Community Foundation of
                                  Western Massachusetts (1998-2003); and Executive Vice President of Peoples Heritage
                                  Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.


                        60 | OPPENHEIMER MAIN STREET FUND

--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE
                                  TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.
JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal           (since September 2000) of the Manager; President and Director or Trustee of other
Executive Officer                 Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                      Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
and Director                      Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
(since 2001)                      November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 56                           Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                  (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                  Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                  LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                  Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                  2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                  Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                  Executive Officer and Director of MML Bay State Life Insurance Company (September
                                  1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77
                                  portfolios as a Trustee or Director and 10 additional portfolios as an officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                          MONOYIOS, REINGANUM, AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                  11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED 6803 S.
                                  TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                  UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,             Senior Vice President of the Manager since July 2004; a Certified Financial Analyst.
Vice President (since 2000)       Formerly Vice President of the Manager (April 1998-July 2004). An officer of 6
Age: 56                           portfolios in the OppenheimerFunds complex.

DR. MARC REINGANUM,               Vice President of the Manager since September 2002; a Director of Quantitative
Vice President (since 2003)       Research and Portfolio Strategist for Equities. Formerly the Mary Jo Vaughn Rauscher
Age: 52                           Chair in Financial Investments at Southern Methodist University since 1995. At
                                  Southern Methodist University he also served as the Director of the Finance
                                  Institute, Chairman of the Finance Department, President of the Faculty at the Cox
                                  School of Business and member of the Board of Trustee Investment Committee. An officer of 3 portfolios in the OppenheimerFunds complex.


                        61 | OPPENHEIMER MAIN STREET FUND

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and                2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Chief Compliance Officer          Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                      President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                           officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and                     the following: HarbourView Asset Management Corporation, Shareholder Financial
Principal Financial and           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Accounting Officer                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
(since 1999)                      Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
Age: 46                           and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                  (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                  March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President                    of the Manager; General Counsel and Director of the Distributor (since December
and Secretary                     2001); General Counsel of Centennial Asset Management Corporation (since December
(since 2001)                      2001); Senior Vice President and General Counsel of HarbourView Asset Management
Age: 57                           Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                  November 2001); Assistant Secretary (since September 1997) and Director (since
                                  November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                  2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                  Senior Vice President, General Counsel and Director of Shareholder Financial
                                  Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                  President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                  Program (since June 2003); Senior Vice President and General Counsel of OFI
                                  Institutional Asset Management, Inc. (since November 2001); Director of
                                  OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                  1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                        62 | OPPENHEIMER MAIN STREET FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and

Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $70,000 in fiscal 2005 and $68,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: seed money audit.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed to the registrant no such fees in fiscal 2005 and $4,500 in fiscal 2004.

The principal accountant for the audit of the registrant's annual financial statements billed no such fess during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: merger related tax opinions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $4,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of August 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Funds, Inc.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ John V. Murphy
       ------------------
       John V. Murphy

       Principal Executive Officer

Date:  October 17, 2005


By:    /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted

       Principal Financial Officer

Date:  October 17, 2005